Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
	Year ended Dec 31, 2024	Year ended Dec 31, 2023
	(Audited)	(Audited)
Goodwill	$71,045	$71,045
Impairment loss	$(66,252)	$-
Foreign exchange translation	$(4,793)	$(6,467)
Total goodwill	$-	$64,578